PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
PROVISIONS AND CONTINGENCIES
Summary of provisions

		Contingencies,
	Restructuring	legal disputes
	of operations	and other	Total

Balance as of December 31, 2017	$5.9	$38.8	$44.7
Recognized in income	14.9	3.5	18.4
Payments	(13.8)	(1.7)	(15.5)
Other	—	0.9	0.9
Balance as of December 31, 2018	$7.0	$41.5	$48.5

Current portion	$4.8	$23.7	$28.5
Non-current portion (included in “Other liabilities”)	2.2	17.8	20.0